Financial Income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2017, 2016 and 2015:

	For the year ended December 31,
Financial income	2017	2016	2015
Interest income from loans and credits	325	286	933
Interest rates benefits derivatives: cash flow hedges	682	3,012	2,531
Total	1,007	3,298	3,464

Financial expenses
	For the year ended December 31,
Financial expenses	2017	2016	2015
Expenses due to interest:
- Loans from credit entities	(253,660)	(242,919)	(197,929)
- Other debts	(137,562)	(90,995)	(81,853)
Interest rates losses derivatives: cash flow hedges	(72,495)	(74,093)	(54,139)
Total	(463,717)	(408,007)	(333,921)

Other net financial income and expenses
The following table sets out Other net financial income and expenses for the years 2017, 2016 and 2015:

	For the year ended December 31,
Other financial income / (expenses)	2017	2016	2015
Dividend from ACBH (Brazil)	10,383	27,948	18,400
Impairment preferred equity investment in ACBH (see Note 8)	-	(22,076)	(210,435)
Other financial income	28,809	13,027	1,520
Other financial losses	(20,758)	(10,394)	(9,638)
Total	18,434	8,505	(200,153)